Significant Transactions with Related Parties and Non-Controlling Shareholders of Subsidiaries (Tables)	6 Months Ended
Jun. 30, 2023
Schedule of transactions with related parties

	Six Months Ended June 30,
	2023	2022

	(in US$’000)
Sales to:
Indirect subsidiaries of CK Hutchison Holdings Limited (“CK Hutchison”)	1,008	1,638
An equity investee	3,244	—
	4,252	1,638
Revenue from research and development services from:
An equity investee	246	263
Purchases from:
An equity investee	1,911	2,225
Rendering of marketing services from:
Indirect subsidiaries of CK Hutchison	59	77
An equity investee	—	62
	59	139
Rendering of management services from:
An indirect subsidiary of CK Hutchison	498	490

Schedule of balances with related parties

	June 30,	December 31,
	2023	2022

	(in US$’000)
Accounts receivable—related parties
Indirect subsidiaries of CK Hutchison (note (a))	773	1,319
An equity investee (note (a))	1,439	2,198
	2,212	3,517
Amount due from a related party
An equity investee (note (a) and (b))	21,959	998
Amount due from a related party, non-current portion
An equity investee (note (b))	32,896	—
Other payables, accruals and advance receipts
Indirect subsidiaries of CK Hutchison (note (c) and (e))	1,884	1,953
An equity investee (note (a) and (d))	73	148
	1,957	2,101
Other non-current liabilities
An equity investee (note (d))	592	755
An indirect subsidiary of CK Hutchison (note (e))	8,940	8,716
	9,532	9,471

Notes:

(a)	Balances with related parties are unsecured, repayable on demand and interest-free. The carrying values of balances with related parties approximate their fair values due to their short-term maturities.
(b)	As at June 30, 2023, dividends receivable within one year of US$20,961,000 was included in amount due from a related party. US$32,896,000 of dividends receivable beyond one year was included in amount due from a related party, non-current portion.
(c)	Amounts due to indirect subsidiaries of CK Hutchison are unsecured, repayable on demand and interest-bearing if not settled within one month.
(d)	Other deferred income represents amounts recognized from granting of commercial, promotion and marketing rights.
(e)	As at June 30, 2023 and December 31, 2022, a branding liability payable of US$1,538,000 was included in amounts due to related parties under other payables, accruals and advance receipts. As at June 30, 2023 and December 31, 2022, US$8,940,000 and US$8,716,000 of the branding liability payable was included in other non-current liabilities.

Schedule of transactions with non-controlling shareholders of subsidiaries

	Six Months Ended June 30,
	2023	2022

	(in US$’000)
Sales	35,933	17,705
Purchases	3,199	3,442
Dividends paid	9,068	—

Schedule of balances with non-controlling shareholders of subsidiaries

	June 30,	December 31,
	2023	2022

	(in US$’000)
Accounts receivable	11,848	11,139
Accounts payable	1,652	2,922